Strategic Collaboration with Novartis	12 Months Ended
Dec. 31, 2017
Strategic Collaboration with Novartis [Abstract]
Strategic Collaboration with Novartis
8.	Strategic Collaboration with Novartis

In January 2017, we initiated a strategic collaboration with Novartis for the development and commercialization of AKCEA-APO(a)-LRx and AKCEA-APOCIII-LRx. Under the Novartis collaboration, Novartis has an exclusive option to further develop and commercialize these drugs. We are responsible for completing a Phase 2 program, conducting an end-of-Phase 2 meeting with the FDA and providing initial quantities of the active pharmaceutical ingredient, or API, for each drug. If Novartis exercises an option for one of these drugs, Novartis will be responsible for all further global development, regulatory and co-commercialization activities and costs for such drug.

We received a $75.0 million upfront payment in the first quarter of 2017, of which we retained $60.0 million and we paid Ionis $15.0 million as a sublicense fee under our license agreement with Ionis. If Novartis exercises its option for a drug, Novartis will pay us a license fee equal to $150.0 million for each drug licensed by Novartis. In addition, for AKCEA-APO(a)-LRx, we are eligible to receive up to $600.0 million in milestone payments, including $25.0 million for the achievement of a development milestone, up to $290.0 million for the achievement of regulatory milestones and up to $285.0 million for the achievement of commercialization milestones. In addition, for AKCEA-APOCIII-LRx, we are eligible to receive up to $530.0 million in milestone payments, including $25.0 million for the achievement of a development milestone, up to $240.0 million for the achievement of regulatory milestones and up to $265.0 million for the achievement of commercialization milestones. We will earn the next milestone payment of $25.0 million under this collaboration if Novartis advances the Phase 3 study for either drug. We are also eligible to receive tiered royalties in the mid-teens to low twenty percent range on net sales of AKCEA-APO(a)-LRx and AKCEA-APOCIII-LRx. Novartis will reduce these royalties upon the expiration of certain patents or if a generic competitor negatively impacts the product in a specific country. We will pay 50% of these license fees, milestone payments and royalties to Ionis as a sublicense fee. We plan to co-commercialize any licensed drug commercialized by Novartis in selected markets under terms and conditions that we plan to negotiate with Novartis in the future, through the specialized sales force we are building to commercialize volanesorsen.

The agreement with Novartis will continue until the earlier of the date that all of Novartis' options to obtain the exclusive licenses under the agreement expire unexercised or, if Novartis exercises its options, until the expiration of all payment obligations under the agreement. In addition, the agreement as a whole or with respect to any drug under the agreement may terminate early under the following situations:

●	Novartis may terminate the agreement as a whole or with respect to any drug at any time by providing written notice to us;
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Either we or Novartis may terminate the agreement with respect to any drug by providing written notice to the other party in good faith that we or Novartis have determined that the continued development or commercialization of the drug presents safety concerns that pose an unacceptable risk or threat of harm in humans or would violate any applicable law, ethical principles or principles of scientific integrity;

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Either we or Novartis may terminate the agreement for a drug by providing written notice to the other party upon the other party's uncured failure to perform a material obligation related to the drug under the agreement, or the entire agreement if the other party becomes insolvent; and

●	We may terminate the agreement if Novartis disputes or assists a third party to dispute the validity of any of our or Ionis' patents.

Additionally, we and Ionis entered into a SPA with Novartis. Under the SPA, in July 2017, as part of our IPO, Novartis purchased $50.0 million of our common stock in a separate private placement concurrent with the completion of our IPO at a price per share equal to the IPO price. Our IPO is discussed in Note 9, Initial Public Offering.

During the year ended December 31, 2017, we earned revenue of $43.4 million from our relationship with Novartis, representing 100% of our revenue. Through December 31, 2016, we did not generate revenue. Our consolidated balance sheet at December 31, 2017 included deferred revenue of $70.7 million related to our relationship with Novartis.